COMMITMENTS AND CONTINGENCIES (Details Narrative)			1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 01, 2019 USD ($) ft²	Feb. 01, 2019 USD ($) ft²	Apr. 30, 2020	Jun. 30, 2020 USD ($) a	Dec. 31, 2019 USD ($) a	Dec. 31, 2018 USD ($)
Lease expense				$ 55,000	$ 139,000	$ 98,000
Weighted-average remaining lease term				3 years 2 months 12 days	3 years 8 months 12 days
Weighted-average discount rate				5.35%	5.35%
Lease liability				$ 379,000	$ 436,000
Corporate Headquarters
Area of lease | ft²	5,200
Monthly rent expense	$ 10,000
Security deposit	$ 9,600
General Counsel
Area of lease | ft²		187
Monthly rent expense		$ 1,200
Security deposit		$ 1,200
Discount granted on remaining lease term			20.00%
Lease liability				$ 1,000	$ 8,400
D-J Basin Asset
Net acres set to expire | a				12	202
Permian Basin Asset
Net acres set to expire | a				4,940	8,835